Acquisitions and divestitures	6 Months Ended
Jun. 30, 2023
Acquisitions And Divestitures
Acquisitions and divestitures

15.	Acquisitions and divestitures

		Three-month period ended June 30, 2023		Six-month period ended June 30, 2023
	Reference	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Companhia Siderúrgica do Pecém	15(a)	-	-	-	37
Mineração Rio do Norte	15(c)	-	(93)	-	(93)
		-	(93)	-	(56)

		Three-month period ended June 30, 2022		Six-month period ended June 30, 2022
	Reference	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Midwestern System	15(d)	(30)	-	1,104	-
California Steel Industries	15(e)	-	(5)	-	292
Companhia Siderúrgica do Pecém	15(a)	-	(24)	-	(135)
		(30)	(29)	1,104	157
Discontinued operations (Coal)	15(f)	(429)		(589)
		(459)	(29)	515	157

a) Sale of Companhia Siderúrgica do Pecém (“CSP”) – In July 2022, the Company and the other shareholders of CSP signed a binding agreement with ArcelorMittal Brasil S.A. (“ArcelorMittal”) for the sale of CSP. Following the terms of the agreement, the Company has impaired its investment in full, with an impact of US$111 and recorded a provision for accounts receivable with CSP in the amount of US$24, both recorded in the income statement for the six-month period ended June 30, 2022.

In March 2023, the Company completed the sale of its interest in CSP to ArcelorMittal, for US$2,194 (R$11,147 million), which was fully used to prepay most of the outstanding net debt of US$2,296 (R$11,665 million). The remaining balance was settled by the shareholders and so Vale disbursed US$67 upon completion of the transaction. The Company also derecognized its financial liability related to the guarantee granted to CSP, leading to a gain of US$37 recorded as “Equity results and other results in associates and joint ventures” for the six-month period ended June 30, 2023.

b) Vale Oman Pelletizing Company LLC (“VOPC”) – In February 2023, OQ Group exercised its option to sell its 30% noncontrolling interest held in VOPC, a subsidiary consolidated by the Company. In April 2023, the Company completed the transaction and acquired the minority interest for US$130, resulting in a gain of US$3, recorded in equity as of June 30, 2023, as “Acquisitions and disposals of noncontrolling interests”, since it resulted from a transaction between shareholders. Upon closing, Vale owns 100% of VOPC's share capital.

c) Mineração Rio do Norte S.A. (“MRN”) – In April 2023, Vale signed a binding agreement with Ananke Alumina S.A. to sell its 40% stake in MRN, which has been impaired in full since 2021. Under the terms of the agreement, Vale will pay US$93 to the buyer due to certain remaining commitments. Therefore, the Company recognized a provision for that amount with the corresponding impact in the income statement for the three-month period ended June 30, 2023, as “Equity results and other results in associates and joint ventures”. The completion of the transaction is expected for 2024, subject to customary regulatory approvals.

d) Midwestern System – During the first quarter of 2022, the Company classified the assets and liabilities related to the Midwestern System as held for sale due to the negotiations with interested parties in Vale’s iron ore, manganese and logistics assets in the Midwestern System. These negotiations resulted in the execution of a binding agreement with J&F Mineração Ltda. (“J&F”), which was signed in April 2022.

The carrying amount of those assets were fully impaired in past years and the Company had a liability related to take-or-pay logistics contracts in the amount of US$902 that were deemed onerous contracts under the Company’s business model for the Midwestern System, which had negative net assets of US$892 before the reclassification to “Non-current assets and liabilities held for sale” on March 31, 2022.

These offers received during the sale process of the assets represented an objective evidence of impairment reversal and required the remeasurement of the existing provision, which led to a gain of US$1,104 recorded in the six-month period ended June 30, 2022 as “Impairment reversal (impairment) and result on disposal of non-current assets”, of which US$202 relates to the impairment reversal of the Property, plant and equipment and US$902 is due to the remeasurement of the onerous contract liability. The closing was completed in July 2022 and the Company received US$150.

e) California Steel Industries (“CSI”) - In December 2021, the Company entered into a binding agreement with Nucor Corporation (“Nucor”) for the sale of its 50% interest in CSI for US$437. In February 2022, the Company concluded the sale and recorded a gain of US$292 for the three-month period ended March 31, 2022, as “Equity results and other results in associates and joint ventures”, of which US$142 relates to a gain from the sale and US$150 is due the reclassification of the cumulative translation adjustments from the shareholders’ equity to the income statement.

f) Discontinued operations (Coal) - In June 2021, in preparation for a sale of the coal operation in connection with the sustainable mining strategic agenda, the Company carried out a corporate reorganization by acquiring the interests held by Mitsui in the coal assets, which consist of Moatize mine and the Nacala Logistics Corridor (“NLC”).

In December 2021, the Company entered into a binding agreement with Vulcan Resources for the sale of coal assets. According to the sale agreement, Vulcan has committed to pay the gross amount of US$270 in addition of a 10-year royalty agreement, subject to certain mine production and coal price conditions and so, any gain will be recognized as incurred due to the nature and uncertainties related to the measurement of these royalties. To date, the Company has not recognized any gain in relation to these royalties.

Therefore, the Company adjusted the net assets of the coal business to the fair value less cost of disposal, which resulted in an impairment loss of US$2,511 and started presenting the coal segment as a discontinued operation from December 2021.

In April 2022, the transaction was completed and the Company recorded a net income from discontinued operations of US$2,060 for the six-month period ended June 30, 2022, which was mainly driven by the reclassification of the cumulative translation adjustments of US$3,072, from the stockholders’ equity to the income statement, as required by IAS 21 - The Effects of Changes in Foreign Exchange Rates, partially offset by the derecognition of noncontrolling interest of US$585 due to the deconsolidation of the coal assets. Additionally, until the closing of the transaction, the Company recorded losses of US$589 due to the impairment of assets acquired during the period and other working capital adjustments. These effects are presented below:

Net income and cash flows from discontinued operations

	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Net income from discontinued operations
Net operating revenue	-	-	-	448
Cost of goods sold and services rendered	-	-	-	(264)
Operating expenses	-	-	-	(13)
Impairment and results on disposals of non-current assets, net	-	(429)	-	(589)
Operating loss	-	(429)	-	(418)
Cumulative translation adjustments		3,072		3,072
Derecognition of noncontrolling interest		(585)		(585)
Financial results, net	-	-	-	(7)
Net income before income taxes	-	2,058	-	2,062
Income taxes	-	-	-	(2)
Net income from discontinued operations	-	2,058	-	2,060
Net income attributable to Vale's shareholders	-	2,058	-	2,060

	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Cash flow from discontinued operations
Operating activities
Net income before income taxes	-	2,058	-	2,062
Adjustments:
Impairment and results on disposals of non-current assets, net	-	429	-	589
Derecognition of noncontrolling interest	-	585	-	585
Financial results, net	-	(3,072)	-	(3,065)
Decrease in assets and liabilities	-	-	-	(130)
Net cash generated by operating activities	-	-	-	41

Investing activities
Additions to property, plant and equipment	-	-	-	(38)
Disposal of coal, net of cash	-	(65)	-	(65)
Net cash used in investing activities	-	(65)	-	(103)

Financing activities
Payments	-	-	-	(11)
Net cash used by financing activities	-	-	-	(11)
Net cash used by discontinued operations	-	(65)	-	(73)